Non-current financial assets (Details) - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021
Non-current financial assets
Security rental deposits	SFr 58,075	SFr 57,908
Total non-current financial assets	SFr 58,075	SFr 57,908